Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following components:

	2012		2013
	Current	Long-Term	Current	Long-Term
Bad debt and inventory reserve	$41,243	$—	$88,077	$—
Deferred revenue	—	—	—	59,673
Depreciation and amortization	—	1,005,697	—	1,024,784
Net operating loss carryforwards	—	11,358,044	—	10,896,286
Research and development credits	—	386,161	—	386,161
Accrued liabilities	731,831	—	836,011	—
Deferred compensation	—	123,797	—	163,655
Stock-based compensation	—	1,208,970	—	1,519,513
AMT credit	—	28,555	—	42,711

Total	773,074	14,111,224	924,088	14,092,783
Valuation allowance	(773,074)	(14,111,224)	(924,088)	(14,092,783)

Net deferred tax asset	$—	$—	$—	$—

Reconciliation of Expected Income Tax Benefit (Expense) to Actual Income Tax Expense Benefit (Expense)

The reconciliation of expected income tax benefit (expense) to actual income tax expense benefit (expense) was as follows:

	2012	2013
Statutory federal rate	34.00%	34.00%
State tax net of federal benefit	3.73%	3.96%
Change in valuation allowance	(4.16)%	(16.88)%
Incentive stock options	(35.60)%	(41.60)%
Provision to return adjustments	(1.80)%	24.11%
Meals and entertainment	(0.74)%	(1.33)%
Other Permanent differences	(0.60)%	(4.37)%

Income tax (expense)	(5.17)%	(2.11)%

Components of Income Tax Expense	The income tax expense consists of the following for:

	2012	2013
Current:
Federal	$18,268	$14,071
State	3,149	—
Deferred Federal	—	—
Deferred State	—	—

Income tax expense	$21,417	$14,071